Results from discontinued operations (Details Textual) - Discontinued Operations [Member] - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Results from discontinued operations (Textual)
Total profits from discontinued operations	$ 2,239	$ 5,521
Gav - Yam [Member]
Results from discontinued operations (Textual)
Total profits from discontinued operations	$ 18,398	$ 3,395